Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Text Block]

13. Subsequent Events

On February 12, 2018, Cactus Inc. completed its IPO. Pursuant to the IPO, Cactus Inc. issued 23,000,000 shares of Class A common stock, par value $0.01 per share (“Class A Common Stock”), at a price to the public of $19.00 per share. Cactus Inc. received net proceeds of $405.8 million after deducting underwriting discounts and commissions and estimated offering expenses of the IPO. On February 14, 2018 Cactus Inc. completed the sale of an additional 3,450,000 shares of Class A Common Stock pursuant to the exercise in full by the underwriters of their option (the “Option”) to purchase additional shares of Class A Common Stock, resulting in $61.6 million of additional net proceeds. Cactus Inc. contributed all of the net proceeds of the IPO to Cactus LLC in exchange for CW Units. Cactus LLC used (i) $251.0 million of the net proceeds to repay all of the borrowings outstanding under its term loan facility, including accrued interest and (ii) $216.4 million to redeem CW Units from certain direct and indirect owners of Cactus LLC. After the IPO, the amount of debt outstanding for Cactus LLC significantly decreased. With the closing of the IPO, we will write off $2.2 million of deferred IPO costs as a charge to additional paid in capital that are included in prepaid expenses in the consolidated balance sheet as of December 31, 2017.

In connection with the completion of the IPO, Cactus Inc. became the sole managing member of Cactus LLC and is responsible for all operational, management and administrative decisions relating to Cactus LLC’s business and will consolidate the financial results of Cactus LLC and its subsidiaries. The Limited Liability Company Operating Agreement of Cactus LLC was amended and restated as the First Amended and Restated Limited Liability Company Operating Agreement of Cactus LLC (the “Cactus Wellhead LLC Agreement”) to, among other things, admit Cactus Inc. as the sole managing member of Cactus LLC.

In connection with the IPO, Cactus completed a series of reorganization transactions, including the following:

(a)	all of the membership interests in Cactus LLC were converted into a single class of CW Units;
(b)	Cactus Inc. contributed the net proceeds of the IPO to Cactus LLC in exchange for 23,000,000 CW Units;
(c)

Cactus LLC used the net proceeds of the IPO that it received from Cactus Inc. to repay the borrowings outstanding, plus accrued interest, under its term loan facility and to redeem 8,667,841 CW Units from the owners thereof;

(d)

Cactus Inc. issued and contributed 51,747,768 shares of its Class B common stock, par value $0.01 per share (“Class B Common Stock”) equal to the number of outstanding CW Units held by the Pre-IPO Owners following the redemption described in (c) above to Cactus LLC;

(e)

Cactus LLC distributed to each of the Pre-IPO Owners that continued to own CW Units following the IPO one share of Class B Common Stock for each CW Unit such Pre-IPO Owner held following the redemption described in (c) above;

(f)	Cactus Inc. contributed the net proceeds from the exercise of the Option to Cactus LLC in return for 3,450,000 additional CW Units; and
(g)	Cactus LLC used the net proceeds from the Option to redeem 3,450,000 CW Units from the owners thereof, and Cactus Inc. canceled a corresponding number of shares of Class B Common Stock.

Additionally, in connection with the IPO, Cactus Inc. granted 0.7 million restricted stock unit awards, which will vest over one to three years, to certain directors, officers and employees of Cactus. Stock-based compensation expense associated with these awards will be recognized over the vesting term.

The owners of CW Units (along with their permitted transferees) are referred to as “CW Unit Holders.”  CW Unit Holders also own one share of our Class B Common Stock for each CW Unit such CW Unit Holders own. After giving effect to the IPO and the related transactions, Cactus Inc. owns an approximate 35.3% interest in Cactus LLC, and the CW Unit Holders own an approximate 64.7% interest in Cactus LLC. These ownership percentages are based on 26,450,000 shares of Class A Common Stock and 48,439,772 shares of Class B Common Stock issued and outstanding as of March 13, 2018.

The shares of Class B common stock are not considered participating securities because they do not participate in the earnings of Cactus Inc. The noncontrolling interest owners own shares of Class B common stock. The noncontrolling interest owners have redemption rights which enable the noncontrolling interest owners to redeem CW Units (and corresponding shares of Class B common stock) for shares of Class A common stock on a one for one basis or, at Cactus Inc.’s or Cactus LLC’s election, an equivalent amount of cash.

Cactus Inc.’s sole material assets are CW Units in Cactus LLC. On February 12, 2018, in connection with the IPO, Cactus Inc. became the managing member of Cactus LLC and is responsible for all operational, management and administrative decisions relating to Cactus LLC’s business.

Cactus Inc. will be subject to federal income taxes related to its share of income in Cactus LLC. In connection with the IPO, Cactus Inc. entered into the Tax Receivable Agreement (“TRA”) with certain direct and indirect owners of Cactus LLC (each such person, a “TRA Holder”) pursuant to which Cactus Inc. will pay to the TRA Holders 85% of the amount of net cash savings, if any, in U.S. federal, state and local income tax or franchise tax that Cactus Inc. actually realizes (or is deemed to realize in certain circumstances) in periods after the IPO as a result of (i) certain increases in tax basis that occur as a result of Cactus Inc.’s acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holders’ CW Units in connection with the IPO or pursuant to the exercise of the redemption right or the call right set forth in the TRA, (ii) certain increases in tax basis resulting from the repayment, in connection with the IPO, of borrowings outstanding under Cactus LLC’s term loan facility, and (iii) imputed interest deemed to be paid by Cactus Inc. as a result of, and additional tax basis arising from, any payments Cactus Inc. makes under the TRA. Cactus Inc. will retain the benefit of the remaining 15% of these net cash savings.

On January 21, 2018, the board of directors of Cactus LLC declared a cash distribution of $26.0 million, which was paid to the Pre-IPO Owners on January 25, 2018. Such distribution was funded by borrowing under the revolving credit facility. The purpose of the distribution was to provide funds to the Pre-IPO Owners to pay their federal and state tax liabilities associated with taxable income recognized by them as a result of their ownership interests in Cactus LLC prior to the completion of our IPO.

CACTUS INC
Subsequent Events [Text Block]

4.           Subsequent Events

On February 12, 2018, in connection with the completion of the Company’s IPO, Cactus Inc. became the managing member of Cactus LLC and is responsible for all operational, management and administrative decisions relating to Cactus LLC’s business.

Pursuant to the IPO, the Company issued 23,000,000 shares of Class A common stock, par value $0.01 per share (“Class A Common Stock”), at a price to the public of $19.00 per share. The Company received net proceeds of $405.8 million after deducting underwriting discounts and commissions and estimated offering expenses of the IPO. On February 14, 2018 the Company sold an additional 3,450,000 shares of Class A Common Stock pursuant to the exercise by the underwriters in full of their option to purchase additional shares of Class A Common Stock (the “Option”), resulting in $61.6 million of additional net proceeds after deducting underwriting discounts and commissions. The Company contributed all of the net proceeds of the IPO to Cactus LLC in exchange for CW Units. Cactus LLC used (i) $251.0 million of the net proceeds to repay all of the borrowings outstanding under its term loan facility, including accrued interest and (ii) $216.4 million to redeem CW Units from certain direct and indirect owners of Cactus LLC.